PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 3,664	$ 3,599
Less: accumulated depreciation and amortization	(3,065)	(2,625)
Property and equipment, net	599	974	$ 454
Depreciation and amortization	400	500
Computer hardware
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,652	2,587
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	971	971
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 41	$ 41